Stock Option Plan and Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock Option Plan and Stock-Based Compensation
8. Stock Option Plan and Stock-Based
Compensation
In July 2025, the Company’s board of directors adopted, and the Company’s stockholders approved the 2025 Equity Incentive Plan (the 2025 Plan). The 2025 Plan became effective on July 29, 2025, the date the final prospectus was filed in connection with the Company’s IPO. The 2025 Plan came into existence upon its adoption by the Company’s board of directors. No further awards will be granted under the 2010 Equity Incentive Plan (2010 Plan) or 2020 Equity Incentive Plan (2020 Plan, and collectively, along with the 2025 Plan and 2010 Plan, the Plans) .
At September 30, 2025, there were 1,703,600 shares of common stock reserved for future issuance under the 2025 Plan, with no grants and no forfeitures.
Awards outstanding under the Plans remain subject to the terms of the respective Plans, but shares reserved for issuance under each of the 2010 Plan and 2020 Plan that were not subject to outstanding awards at the time the 2025 Plan became effective are no longer available for issuance.
The following table summarizes the effects of stock-based compensation on cost of sales, research and development, and sales, general and administrative expenses granted under the Plans (in thousands) for the three and nine months ended September 30, 2025 and 2024:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Cost of sales	$26	$178	$126	$279
Research and development	$261	873	980	2,021
Sales, general and administrative	$1,781	1,071	2,578	2,011

Total	$2,068	$2,122	$3,684	$4,311

The total unrecognized stock-based compensation expense related to unvested stock options and subject to recognition in future periods was approximately $4.7 million at September 30, 2025. As of September 30, 2025, the Company anticipates this expense to be recognized over a weighted-average period of approximately 2.2 years. On September 29, 2025, the Company’s board of directors approved the acceleration of one-third
of previously issued options to the Company’s chief financial officer, resulting in an additional $0.3 million of stock-based compensation expense for the three months ended September, 30, 2025.
The Company recognized approximately $1.0 million of share based compensation expense during the three months ended September 30, 2025, related to RSUs in which the time-based service and performance conditions were satisfied upon completion of the IPO. This expense was reflected in sales, general and administrative expense. During the three months ended September 30, 2025, the Company received $0.2 million from the exercise of stock options granted under the Plans. No RSUs were granted during the three months ended September 30, 2025, however grants were made subsequent to the balance sheet date, refer to Note 12—Subsequent Events. During the nine months ended September 30, 2025, the Company received $0.4 million from the exercise of stock options granted under the Plans and granted 71,427 RSUs to several non-employee
directors, which RSUs vest upon satisfaction of a service-based condition and performance condition based on a liquidity event. The Company granted 23,809 and 71,427 RSUs in total during the three and nine months ended September 30, 2024, respectively.

12. Stock Option Plan and Stock-Based Compensation
In October 2010, the Company’s board of directors and its stockholders adopted the 2010 Equity Incentive Plan (the 2010 Plan) under which the Company may grant incentive stock options (ISOs), nonqualified stock options, restricted stock awards, restricted stock unit awards (RSUs), and stock appreciation rights of common stock to employees, non-employee
members of the Company’s board of directors and consultants who provide services to the Company. In 2019, the Company increased the number of shares issuable under the 2010 Plan to 1,458,477. In October 2020, the Company’s board of directors and its stockholders adopted the 2020 Equity Incentive Plan (the 2020 Plan) as the successor to the 2010 Plan (collectively, the Plans) and increased the number of shares issuable under the 2020 Plan to 1,752,014. In 2023, the Company increased the number of shares issuable under the 2020 Plan to 2,314,320. The maximum term of options granted under the Plans is ten years from the date of grant. Options outstanding under the Plans generally vest over four years, with 25% vesting on the one-year
anniversary and equal monthly vesting installments thereafter. The fair values of the associated common stock underlying the option, rate of exercisability and expiration dates of the options granted are determined by the board of directors at the time of grant. RSUs granted under the Plans are generally subject to service-based and performance-based vesting conditions. The Company currently uses authorized and unissued shares to satisfy stock award exercises.
The following table summarizes the activity in total shares of common stock available for issuance under the 2020 Plan:

Shares Available for Grant
Balance, December 31, 2022	189,771
Shares added	220,375
Granted	(17,071)
Forfeited	28,205

Balance, December 31, 2023	421,280

Shares added	625,571
Granted	(680,690)
Forfeited	31,493

Balance, December 31, 2024	397,654

The following table summarizes the effects of stock-based compensation on cost of sales, research and development, and sales, general and administrative expenses granted under the Plans (in thousands) for the years ended December 31, 2024 and 2023, respectively:

	2024	2023
Cost of sales	$356	$147
Research and development	2,416	1,350
Sales, general and administrative	2,402	1,126

Total	$5,174	$2,623

The fair value for the Company’s options was estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

	Years Ended December 31,
	2024	2023
Risk-free interest rate	4.16%	3.74%
Expected life of the options	5.47 years	6.01 years
Dividend rate	0%	0%
Volatility	54.51%	52.74%
Fair value per share of common stock	$12.60	$30.52
Additional information regarding outstanding options that are vesting, expected to vest, or exercisable as of December 31, 2024, is as follows:

	Number of Options	Weighted- Average Price Per Share	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)
Options outstanding at December 31, 2022	1,809,829	$7.56	$15.12	7.03
Options granted	8,143	$16.52	$30.52	—
Options exercised	(23,101)	$5.88	$12.04	—
Options forfeited	(33,887)	$13.72	$27.16	—

Options outstanding at December 31, 2023	1,760,984	$7.28	$14.84	6.03
Options granted	1,377,527	$10.64	$12.60	—
Options exercised	(78,377)	$8.68	$10.92	—
Options forfeited	(831,282)	$0.56	$22.96	—

Options outstanding at December 31, 2024	2,228,853	$7.84	$10.64	6.23
Vested and expected to vest	2,223,748	$7.84	$10.64	6.23
Exercisable	1,791,956	$7.56	$10.08	5.53
The weighted-average fair value of options granted during the years ended December 31, 2024 and 2023, was $10.64 and $16.52 per share, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2024 and 2023 was $0.3 million and $0.5 million, respectively. Intrinsic value represents the difference between the market value of the Company’s common stock at the time of exercise and the strike price of the stock option. The total unrecognized stock-based compensation expense related to unvested stock options and subject to recognition in future periods was approximately $4.2 million and $4.1 million as of December 31, 2024 and 2023, respectively. As of December 31, 2024, the Company anticipates this expense to be recognized over a weighted-average period of approximately 1.7 years.
During the years ended December 31, 2024 and 2023, the Company received $0.9 million and $0.3 million, respectively, from the exercise of stock options granted under the Plans and granted 95,238 and 8,929 RSUs, respectively, to several non-employee
directors which vest upon satisfaction of a service-based condition and performance condition based on a liquidity event.
In May 2024, our board of directors approved a
one-time
repricing of certain stock options that had been granted to date under the 2020 Plan, effective May 13, 2024. The repricing impacted stock options with exercise prices greater than or equal to $17.08, and each such stock option was repriced to have a per-share
exercise price
of $12.60, the fair market value of a share of our common stock as determined by our board of directors on the date of the repricing. No changes were made to the expiration dates of or number of shares underlying the repriced stock options.
The incremental compensation cost resulting from the repricing was measured as the excess of the fair value of the modified options over the fair value of the original options immediately before modification. As a result, we recognized additional stock-based compensation expense of approximately $984,000 during the fiscal year ended December 31, 2024 for vested awards. The remaining incremental expense is being amortized over the remaining vesting period of the repriced options.